UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  800 Third Avenue
          39th Floor
          New York, New York 10022


13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey P. Weiner
Title:  CFO
Phone:  212-835-9400


Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York             May 6, 2009
------------------------      -------------------------    ---------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $24,724
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number             Name
1            28-12204                         Akana Capital Offshore Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                     Akana Capital Management, LP


COLUMN 1                  COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8

                                                         VALUE     SHRS OR  SH/ PUT/   INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION       MANAGERS  SOLE   SHARED NONE
--------------            --------------    -----       --------   -------  --- ----   ----------       --------  ----   ------ ----
CHINA LIFE INS CO LTD     SPON ADR REP H    16939P106   4,924      100,000  SH         SHARED-DEFINED   1                100,000
CHINA PETE & CHEM CORP    SPON ADR H SHS    16941R108   4,171       65,000  SH         SHARED-DEFINED   1                 65,000
HSBC HLDGS PLC            SPON ADR NEW      404280406   7,055      250,000  SH         SHARED-DEFINED   1                250,000
NETEASE COM INC           SPONSORED ADR     64110W102   5,263      196,000  SH         SHARED-DEFINED   1                196,000
LG DISPLAY CO LTD         SPONS ADR REP     50186V102   3,311      324,000  SH         SHARED-DEFINED   1                324,000




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